Lease (Tables)	6 Months Ended
Jun. 30, 2025
Lease [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	As of
	June 30,	December 31,
	2025	2024
Right-of-use assets, net	$-	$13,826

Operating lease liabilities – current	-	14,770
Operating lease liabilities – non-current	-	-
Total	$-	$14,770

The weighted average discount rates and lease cost for all of operating leases were as follows as of June 30, 2025

	For the Six Months Ended
	June 30	June 30
Weighted average discount rates and lease cost:	2025	2024
Weighted average discount rate	6.20%	6.20%

Operating lease cost	13,992	84,392